Derivatives and hedge accounting - Maturity derivatives designated in fair value hedging (Details) - - fair value hedges - Net payer and receiver swap - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
– Interest rate swaps | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	€ 39,279	€ 50,358
– Interest rate swaps | Less than 1 month | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	1,994	43
– Interest rate swaps | 1 to 3 months | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	4,453	1,224
– Interest rate swaps | 3 to 12 months | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	7,778	7,341
– Interest rate swaps | 1 to 2 years | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	6,726	14,134
– Interest rate swaps | 2 to 3 years | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	12,149	6,313
– Interest rate swaps | 3 to 4 years | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	8,484	12,050
– Interest rate swaps | 4 to 5 years | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	4,694	7,688
– Interest rate swaps | >5 years | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(6,999)	1,564
– Other interest derivatives | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(2,780)	(2,540)
– Other interest derivatives | Less than 1 month | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(3)	(4)
– Other interest derivatives | 1 to 3 months | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(31)	(47)
– Other interest derivatives | 3 to 12 months | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(211)	(218)
– Other interest derivatives | 1 to 2 years | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(348)	(317)
– Other interest derivatives | 2 to 3 years | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(457)	(389)
– Other interest derivatives | 3 to 4 years | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(297)	(347)
– Other interest derivatives | 4 to 5 years | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	(274)	(287)
– Other interest derivatives | >5 years | Interest rate risk
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument	€ (1,157)	(932)
– Cross currency swaps | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		(299)
– Cross currency swaps | Less than 1 month | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		(142)
– Cross currency swaps | 1 to 3 months | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		(60)
– Cross currency swaps | 3 to 12 months | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument		(98)
– Cross currency swaps | 1 to 2 years | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument
– Cross currency swaps | 2 to 3 years | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument
– Cross currency swaps | 3 to 4 years | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument
– Cross currency swaps | 4 to 5 years | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument
– Cross currency swaps | >5 years | Foreign exchange
Disclosure of detailed information about hedging instruments [line items]
Nominal amount of hedging instrument